Investment properties (Details 1) $ in Millions, $ in Millions	Jun. 30, 2023 ARS ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)
Statement [Line Items]
Property plant and equipment	$ 10,148	$ 17,225		$ 14,657
Property plant and equipment	570,010	632,284
Undeveloped Parcels Of Land [Member]
Statement [Line Items]
Property plant and equipment	251,387	275,848
Shopping Malls [Member]
Statement [Line Items]
Property plant and equipment	185,564		$ 194,328
Other PPE [Member]
Statement [Line Items]
Property plant and equipment	462	479		$ 565
Property plant and equipment	521	628
Offices and other rental poperties [Member]
Statement [Line Items]
Property plant and equipment	132,460	160,258
Property Under Development [Member]
Statement [Line Items]
Property plant and equipment	$ 78	$ 1,222